Related parties - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) subsidiary	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary			3
Services provided to, related party transactions	$ 0	$ 1	$ 1	$ 3
Overland ADCT BioPharma
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions	818	$ 812	2,014	$ 812
Supplies Provided, Related Party Transactions			45
Amounts receivable, related party transactions	$ 1,695		$ 1,695		$ 789